SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION
29.	SHARE-BASED COMPENSATION

The Company’ s shareholders approved and adopted a share incentive plan in September 2022, or the 2022 Share Incentive Plan, for the purpose of attracting and retaining the best available personnel, providing additional incentives to employees, directors and consultants, and promoting the success of the Group’s business. Under the 2022 Share Incentive Plan, the Company is authorized to grant options. The maximum aggregate number of ordinary shares that may be issued pursuant to all awards under the 2022 Share Incentive Plan is 51,550,661. During the years ended December 31, 2024, 2023 and 2022, 6,494,086, 775,561 and 10,378,710 options were granted under the 2022 Share Incentive Plan, respectively, among which, 174,970, nil and 312,292 share options were granted to non-employee service providers for providing operation consultation, business development, and research and development services, nil, nil and 1,028,126 share options were granted to employees of an entity ultimately controlled by the Controlling Shareholder of the Company, and 51,640, nil and nil share option had been granted to directors or officers during the years ended December 31, 2024, 2023 and 2022, respectively.

Share options granted under the 2022 Share Incentive Plan have a contractual term of ten years and have varying vesting terms that requires the grantees to render services for a period maximum to three years under which the grantees earn an entitlement to vest over such stipulated services period. The share awards are only exercisable subject to the grantee’s continuous service and the consummation of a Qualified IPO by the Group.

Share options

A summary of the share options activities for the years ended December 31, 2024 are presented below:

			Weighted	Weighted
		Weighted	average	remaining	Aggregate
	Number of	average	grant-date	contractual	intrinsic
	shares	exercise price	fair value	years	value
		US$	US$		US$
Outstanding as of December 31, 2023	10,073,233	2.89	2.08

Granted	6,494,086	2.89	3.20
Forfeited	(2,886,792)	2.89	2.76
Exercised	(110,300)	2.89	2.86

Outstanding as of December 31, 2024	13,570,227	2.89	2.31	8.39	27,354
Vested and expected to vest as of December 31, 2024	13,570,227	2.89	2.31	8.39	27,354
Exercisable as of December 31, 2024	13,498,246	2.89	2.31	8.39	27,240

Compensation expenses recognized for options during the years ended December 31, 2024, 2023 and 2022 is allocated as follows:

	Years ended December 31,
	2024	2023	2022
	US$	US$	US$
Research and development expenses	16,241	—	—
Selling and marketing expenses	1,247	—	—
General and administrative expenses	14,442	—	—
	31,930	—	—

For the years ended December 31, 2023 and 2022, the Group did not recognize any share-based compensation expenses for the share options granted as all awards contain a performance condition which is contingent upon the completion of a Qualified IPO and is not considered probable until the event happens.

For the year ended December 31, 2024, the Group consummated the Business Combination and recognized share-based compensation expenses of US$31,930.

As of December 31, 2024 and 2023, for the cumulative options granted to employees and non-employee service providers, the total unrecognized share-based compensation expense relating to these awards was US$132 and US$ 18,776, respectively.

For the options granted to employees of an entity controlled by the Controlling Shareholder of the Company, who didn’t provide services to the Group, the Group elects to recognize the fair value of these options as dividends to the shareholder upon exercise. As of December 31, 2024 and 2023, the number of shares to be issued upon the exercise of these options was 829,899 and 940,640. The total fair value relating to these options as of December 31, 2024 and 2023 was US$1,847 and US$2,101, respectively. Note that the entity under common control is providing sports cars to the Group and the Group pays the purchase price at market rates, so no compensation expense is reflected for these grants. None of options granted to employees of an entity controlled by the Controlling Shareholder were exercised for the year ended December 31, 2024.

The fair values of the options granted are estimated on the dates of grant using the binomial option pricing model with the following assumptions used:

Years ended December 31,
Grant dates:	2024	2023	2022
Risk‑free interest rate (i)	3.71%-4.58%	3.4%-4.79%	3.71% – 4.15%
Expected volatility (ii)	54.11%-55.59%	54.06%-54.48%	56.13% – 56.32%
Expected dividend yield (iii)	0.00%	0.00%	0.00%
Exercise multiple (iv)	2.20-2.80	2.20-2.80	2.20 – 2.80
Expected terms (v)	10.00 years	10.00 years	10.00 years
Fair value of underlying ordinary share (vi)	US$4.06-US$9.81	US$5.91-US$8.93	US$3.61 – US$4.11
(i)The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Company’s options in effect at the valuation date.
(ii)The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s options.
(iii)Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future.
(iv)The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees or nonemployees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employees or nonemployees exercise history, it was estimated by referencing to a widely-accepted academic research publication.
(v)Expected term is the contract life of the share options.
(vi)The estimated fair value was determined using the discounted cash flow method based on the equity allocation model before the consummation of the Merger Transaction, and open market price after the consummation of the Merger Transaction, respectively.